Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)		Total	Redeemable convertible preferred stock		Common Stock		Additional Paid-in- Capital	Notes receivable from stockholders	Accumulated Deficit	Notes receivable from stockholders	Colonnade Acquisition Corp.	Colonnade Acquisition Corp. Class A Ordinary Shares [Member]	Colonnade Acquisition Corp. Class B Ordinary Shares [Member]	Colonnade Acquisition Corp. Additional Paid-in- Capital	Colonnade Acquisition Corp. Accumulated Deficit
Beginning balance at Dec. 31, 2018			$ 40,016,000
Beginning balance (in shares) at Dec. 31, 2018			4,384,348
Ending balance at Dec. 31, 2019		$ 40,016,000	$ 40,016,000
Ending balance (in shares) at Dec. 31, 2019		4,384,348	4,384,348	[1]
Beginning balance at Dec. 31, 2018		$ (50,236,000)					$ 897,000		$ (51,133,000)
Beginning balance (ASC 842 [Member]) at Dec. 31, 2018		199,000							199,000
Beginning balance (in shares) at Dec. 31, 2018					7,890,521
Issuance of common stock upon exercise of stock options		$ 51,000					51,000
Issuance of common stock upon exercise of stock options (in shares)		8,545			8,545
Issuance of common stock upon vesting of restricted stock awards		$ 28,000					28,000
Issuance of common stock upon vesting of restricted stock awards, Shares					3,340
Stock-based compensation expense		1,293,000					1,293,000
Issuance of notes to stockholders		(44,000)						$ (44,000)
Vesting of early exercised stock options		51,000					51,000
Net loss		(51,661,000)							(51,661,000)
Ending balance at Dec. 31, 2019		$ (100,319,000)			$ 0		2,320,000	(44,000)	(102,595,000)	$ (44,000)
Ending balance (in shares) at Dec. 31, 2019					7,902,407
Ending balance (in shares) at Dec. 31, 2019		7,902,406			7,902,407	[1]
Ending balance at Mar. 31, 2020			$ 40,016,000
Ending balance (in shares) at Mar. 31, 2020	[1]		4,384,348
Issuance of common stock upon exercise of stock options		$ 2,000					2,000
Issuance of common stock upon exercise of stock options (in shares)	[1]	423
Stock-based compensation expense		$ 175,000					175,000
Vesting of early exercised stock options		12,000					12,000
Net loss		(18,693,000)							(18,693,000)
Ending balance at Mar. 31, 2020		(118,779,000)					2,509,000		(121,288,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of notes receivable from stockholders		44,000								44,000
Ending balance (in shares) at Mar. 31, 2020	[1]				7,902,830
Beginning balance at Dec. 31, 2019		$ 40,016,000	$ 40,016,000
Issuance of redeemable convertible preferred stock upon exercise of warrants			$ 39,225,000
Beginning balance (in shares) at Dec. 31, 2019		4,384,348	4,384,348	[1]
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares			88,434,754
Conversion of redeemable convertible preferred stock to common stock			$ (40,016,000)
Conversion of redeemable convertible preferred stock to common stock, Shares			(4,384,348)
Ending balance at Dec. 31, 2020		$ 39,225,000	$ 39,225,000
Ending balance (in shares) at Dec. 31, 2020		88,434,754	88,434,754	[1]								12,805,171
Beginning balance at Dec. 31, 2019		$ (100,319,000)			$ 0		2,320,000	(44,000)	(102,595,000)	(44,000)
Beginning balance (in shares) at Dec. 31, 2019					7,902,407
Issuance of common stock upon exercise of stock options		$ 379,000					379,000
Issuance of common stock upon exercise of stock options (in shares)		12,221,363			12,221,363
Issuance of common stock upon vesting of restricted stock awards		$ 6,000					6,000
Issuance of common stock upon vesting of restricted stock awards, Shares					1,617,264
Conversion of redeemable convertible preferred stock to common stock		40,016,000					40,016,000
Stock issued during period, conversion of convertible securities (in shares)					4,384,348
Conversion of convertible notes to common stock		78,311,000					78,311,000
Conversion of convertible notes to common stock, Shares					7,201,912
Stock-based compensation expense		12,057,000					12,057,000
Reclassification of a note receivable from a stockholder		44,000						$ 44,000
Vesting of early exercised stock options		379,000					379,000
Net loss		(106,780,000)							(106,780,000)
Ending balance at Dec. 31, 2020		$ (75,907,000)			$ 0		133,468,000		(209,375,000)	0	$ 5,000,000	$ 719	$ 500	$ 56,511,471	$ (51,512,690)
Ending balance (in shares) at Dec. 31, 2020					33,327,294							7,194,829	5,000,000
Beginning balance (in shares) at Dec. 31, 2019		7,902,406			7,902,407	[1]
Ending balance (in shares) at Dec. 31, 2020		33,327,294			33,327,294	[1]					5,000,000	7,194,829	5,000,000
Beginning balance at Jun. 03, 2020
Ending balance at Dec. 31, 2020		$ 39,225,000	$ 39,225,000
Ending balance (in shares) at Dec. 31, 2020		88,434,754	88,434,754	[1]								12,805,171
Beginning balance at Jun. 03, 2020
Issuance of Class B ordinary shares to Sponsor											25,000		$ 575	24,425
Issuance of Class B ordinary shares to Sponsor, Shares													5,750,000
Sale of 20,000,000 Units, net of underwriting discounts and offering costs											182,373,493	$ 2,000		182,371,493
Sale of 20,000,000 Units, net of underwriting discounts and offering costs, Shares												20,000,000
Excess of cash received over fair value of Private Placement Warrants											2,205,000			2,205,000
Forfeiture of Founder Shares													$ (75)	75
Forfeiture of Founder Shares, Shares													(750,000)
Class A Ordinary shares subject to possible redemption											(112,077,922)	$ (1,281)		(112,076,641)
Class A Ordinary shares subject to possible redemption, Shares												(12,805,171)
Accretion to redemption value											(16,012,881)			(16,012,881)
Net loss											(51,512,690)				(51,512,690)
Ending balance at Dec. 31, 2020		$ (75,907,000)			$ 0		133,468,000		(209,375,000)	0	$ 5,000,000	$ 719	$ 500	$ 56,511,471	$ (51,512,690)
Ending balance (in shares) at Dec. 31, 2020					33,327,294							7,194,829	5,000,000
Ending balance (in shares) at Dec. 31, 2020		33,327,294			33,327,294	[1]					5,000,000	7,194,829	5,000,000
Issuance of redeemable convertible preferred stock upon exercise of warrants			$ 58,097,000
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares	[1]		4,232,947
Ending balance at Mar. 31, 2021		$ 0	$ 0
Ending balance (in shares) at Mar. 31, 2021		0	0	[1]
Issuance of common stock upon exercise of stock options		$ 190,000			$ 1,000		189,000
Issuance of common stock upon exercise of stock options (in shares)	[1]				727,114
Conversion of redeemable convertible preferred stock to common stock		97,334,000			$ 12,000		97,322,000
Stock issued during period, conversion of convertible securities (in shares)	[1]				92,667,701
Stock-based compensation expense		5,256,000					5,256,000
Vesting of early exercised stock options		438,000					438,000
Net loss		(20,957,000)							(20,957,000)
Ending balance at Mar. 31, 2021		251,755,000			$ 16,000		482,071,000		$ (230,332,000)	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock (in shares)	[1]		(92,667,701)
Conversion of redeemable convertible preferred stock to common stock			$ (97,322,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (shares)	[1]				(220,561)
Repurchase of common stock		$ (43,000)					(43,000)
Issuance of common stock upon merger and private offering, net of acquired private placement warrants of $19,377 (in shares)	[1]	34,947,657
Issuance of common stock upon merger and private offering, net of acquired private placement warrants of $19,377		$ 272,064,000			$ 3,000		272,061,000
Offering costs in connection with the merger		$ (26,620,000)					$ (26,620,000)
Ending balance (in shares) at Mar. 31, 2021		161,449,205			161,449,205	[1]

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1), have been retroactively restated as shares reflecting the exchange ratio of approximately 0.703 established in the Merger as described in Note 1.